LOANS (excluding covered loans) - Changes in Other Real Estate Owned (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Disposals	$ 27,319	$ 35,357	$ 40,994
Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	12,526	11,317	17,907
Additions	12,975	9,281	4,232
Disposals	4,306	5,493	6,452
Valuation adjustments	1,389	2,579	4,370
Balance at end of year	19,806	12,526	11,317
Non Covered Loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	12,120	6,741	1,328
Disposals	3,149	3,572	3,916
Valuation adjustments	864	2,290	4,042
Non Covered Loans | Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	855	2,540	2,904
Disposals	1,157	1,921	2,536
Valuation adjustments	$ 525	$ 289	$ 328